Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2016
Registrant Name	MFS SERIES TRUST VII
Central Index Key	0000318874
Amendment Flag	false
Document Creation Date	Mar. 13, 2017
Document Effective Date	Mar. 14, 2017
Prospectus Date	Mar. 14, 2017